Note 15 - Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
Temporary equity – Redeemable non-controlling interest in subsidiary	Amount
Balance, January 1, 2022	$-
Initial redeemable non-controlling interest in subsidiary	3,750
Net loss attributable to non-controlling interest	(263)
Balance, December 31, 2022	$3,487